UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.             028-10684                  Millennium Management LLC

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $28,658
                                         (thousands)


List of Other Included Managers:

NONE



                                                    FORM 13F INFORMATION TABLE
                                               Jasinkiewicz Capital Management, LLC
                                                          June 30, 2011


COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                  VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL   DISCRETION     MANAGERS    SOLE   SHARED  NONE
ALPHA NATURAL RESOURCES INC   COM            02076X102     383     8,435   SH           Sole          None       8,435
ANADARKO PETE CORP            COM            032511107     392     5,106   SH           Sole          None       5,106
BAKER HUGHES INC              COM            057224107   1,179    16,250   SH           Sole          None      16,250
BARRETT BILL CORP             COM            06846N104     768    16,563   SH           Sole          None      16,563
BOX SHIPS INCORPORATED        SHS            Y09675102     198    20,000   SH           Sole          None      20,000
BRIGHAM EXPLORATION CO        COM            109178103     253     8,437   SH           Sole          None       8,437
CABOT OIL & GAS CORP          COM            127097103   1,155    17,425   SH           Sole          None      17,425
CARBO CERAMICS INC            COM            140781105     620     3,806   SH           Sole          None       3,806
CHESAPEAKE ENERGY CORP        COM            165167107     463    15,600       CALL     Sole          None      15,600
CHESAPEAKE ENERGY CORP        COM            165167107     102     3,438   SH           Sole          None       3,438
CHEVRON CORP NEW              COM            166764100     289     2,813   SH           Sole          None       2,813
CMS ENERGY CORP               COM            125896100     406    20,625   SH           Sole          None      20,625
COMPLETE PRODUCTION SERVICES  COM            20453E109     365    10,956   SH           Sole          None      10,956
DELTA PETE CORP               COM NEW        247907207      22    45,076   SH           Sole          None      45,076
DENBURY RES INC               COM NEW        247916208     497    24,858   SH           Sole          None      24,858
ENSCO PLC                     SPONSORED ADR  29358Q109   1,245    23,362   SH           Sole          None      23,362
EXXON MOBIL CORP              COM            30231G102     585     7,187   SH           Sole          None       7,187
FLOTEK INDS INC DEL           COM            343389102   3,128   367,080   SH           Sole          None     367,080
FOREST OIL CORP               COM PAR $0.01  346091705     392    14,679   SH           Sole          None      14,679
FRONTLINE LTD                 SHS            G3682E127     152    10,312   SH           Sole          None      10,312
HALLIBURTON CO                COM            406216101   1,114    21,837   SH           Sole          None      21,837
HELMERICH & PAYNE INC         COM            423452101     602     9,105   SH           Sole          None       9,105
HESS CORP                     COM            42809H107     397     5,312   SH           Sole          None       5,312
KINDER MORGAN INC DEL         COM            49456B101     611    21,254   SH           Sole          None      21,254
LUFKIN INDS INC               COM            549764108   1,986    23,074   SH           Sole          None      23,074
MCDERMOTT INTL INC            COM            580037109     409    20,624   SH           Sole          None      20,624
NEWFIELD EXPL CO              COM            651290108     555     8,160   SH           Sole          None       8,160
NEXTERA ENERGY INC            COM            65339F101     303     5,279   SH           Sole          None       5,279
NOBLE ENERGY INC              COM            655044105     364     4,062   SH           Sole          None       4,062
NORTHERN OIL & GAS INC NEV    COM            665531109     621    28,058   SH           Sole          None      28,058
NORTHERN OIL & GAS INC NEV    COM            665531109     155     7,000       CALL     Sole          None       7,000
OCCIDENTAL PETE CORP DEL      COM            674599105   1,465    14,085   SH           Sole          None      14,085
PATTERSON UTI ENERGY INC      COM            703481101     422    13,351   SH           Sole          None      13,351
PEABODY ENERGY CORP           COM            704549104     589    10,001   SH           Sole          None      10,001
PETROHAWK ENERGY CORP         COM            716495106     439    17,813   SH           Sole          None      17,813
PPL CORP                      COM            69351T106     261     9,376   SH           Sole          None       9,376
PUBLIC SVC ENTERPRISE GROUP   COM            744573106     231     7,066   SH           Sole          None       7,066
QUICKSILVER RESOURCES INC     COM            74837R104   1,247    84,504   SH           Sole          None      84,504
RPC INC                       COM            749660106     535    21,783   SH           Sole          None      21,783
SANDRIDGE ENERGY INC          COM            80007P307     324    30,366   SH           Sole          None      30,366
SCHLUMBERGER LTD              COM            806857108     324     3,750   SH           Sole          None       3,750
SCORPIO TANKERS INC           SHS            Y7542C106     111    11,125   SH           Sole          None      11,125
SM ENERGY CO                  COM            78454L100   1,924    26,184   SH           Sole          None      26,184
SUNOCO INC                    COM            86764P109     238     5,704   SH           Sole          None       5,704
TRANSATLANTIC PETROLEUM LTD   SHS            G89982105     159    93,586   SH           Sole          None      93,586
VENOCO INC                    COM            92275P307     177    13,929   SH           Sole          None      13,929
VOYAGER OIL & GAS INC         COM            92911K100      53    17,775   SH           Sole          None      17,775
WISCONSIN ENERGY CORP         COM            976657106     241     7,688   SH           Sole          None       7,688
XCEL ENERGY INC               COM            98389B100     205     8,438   SH           Sole          None       8,438
                                                        28,658










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